New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr.
Vice President & Associate General Counsel

March 7, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

    Variable Universal Life Separate Account I

    File No. 811-07798

Commissioners:

The Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account I (Pinnacle) of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Annual Reports for certain portfolios of American Century Variable Portfolios II, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001124155, File No. 811-10155.

The Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

Securities and Exchange Commission

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Morgan Stanley Variable Insurance, Inc. are incorporated by reference, as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel